EMPLOYEE BENEFIT PLANS (Details Narrative)	12 Months Ended
Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent	5.00%
Taiwan Labor Pension Act [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employee matching contribution, percent	6.00%